COST METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2013
COST METHOD INVESTMENTS
COST METHOD INVESTMENTS

9. COST METHOD INVESTMENTS

        In April 2008, the Group invested $28,565 for 16.67% of equity interest in Wuhan Lianzhong Digital Film Technology Co., Ltd. ("Wuhan Lianzhong"), a company established in the PRC that is mainly engaged in digital film production and distribution.

        In October 2011, the Group invested $62,909 for 10% of equity interest in Zhongda Helian Marketing Consulting Co., Ltd. ("Zhongda Helian"), a company established in the PRC that is mainly engaged in economic and trade advisory services.

        In January 2012, the Group invested $1,200,000 for 15.67% of equity interest in China Lion Entertainment Limited ("China Lion"), a company established in the United States that is mainly engaged in film distribution in North America. In October 2013, China Lion increased its share capital, and the Group invested additional $180,000, resulting in a 15% of equity interests in China Lion.

        These investments are accounted for using the cost method of accounting as the Group has no significant influence over the operation of Wuhan Lianzhong, Zhongda Helian or China Lion. There was no impairment of the cost method investment recognized for the years ended December 31, 2011, 2012 and 2013.